TRADE PAYABLES	12 Months Ended
Dec. 31, 2024
TRADE PAYABLES
TRADE PAYABLES

NOTE 12 – TRADE PAYABLES

	As of December 31,
Current	2024	2023
Suppliers	431,860	764,768
Related Parties (Note 27.b)	12,827	12,330
	444,687	777,098
Non-current
Suppliers	16,476	1,990
	16,476	1,990
Total trade payables	461,163	779,088